Capital Management - Additional Information (Detail)	12 Months Ended
Oct. 31, 2020
Disclosure of capital management [abstract]
Capital conservation buffer, percentage	2.50%
Common equity surcharge, percentage	1.00%
Domestic stability buffer, percentage	1.00%